Property, Plant and Equipment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,494
Property, plant and equipment at end of period	1,455
Investment property	16	£ 17
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,760
Additions	141
Disposals	(149)
Property, plant and equipment at end of period	2,752
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,266)
Charge for the period	89
Disposals	58
Property, plant and equipment at end of period	(1,297)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	680
Property | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	918
Additions	0
Disposals	(3)
Property, plant and equipment at end of period	915
Property | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(226)
Charge for the period	11
Disposals	2
Property, plant and equipment at end of period	(235)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	212
Office fixtures and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	877
Additions	21
Disposals	(16)
Property, plant and equipment at end of period	882
Office fixtures and equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(653)
Charge for the period	32
Disposals	15
Property, plant and equipment at end of period	(670)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	0
Computer software | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	67
Additions	0
Disposals	0
Property, plant and equipment at end of period	67
Computer software | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(67)
Charge for the period	0
Disposals	0
Property, plant and equipment at end of period	(67)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	479
Operating lease assets | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	635
Additions	104
Disposals	(117)
Property, plant and equipment at end of period	622
Operating lease assets | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(147)
Charge for the period	37
Disposals	41
Property, plant and equipment at end of period	(143)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	84
Right-of-use assets | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	263
Additions	16
Disposals	(13)
Property, plant and equipment at end of period	266
Right-of-use assets | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(173)
Charge for the period	9
Disposals	0
Property, plant and equipment at end of period	£ (182)